DISCONTINUED OPERATIONS	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

3. DISCONTINUED OPERATIONS

The Company announced in March 2013 they will close their investment management business. A summary of the activity is presented below.

Assets and liabilities from discontinued operations

The Company had assets and liabilities for the periods ended March 31, 2013 and December 31, 2012, which is presented in our balance sheet, as follows:

	March 31,	December 31,
	2013	2012

Cash	$27,938	$24,471
Due from related parties	61,820	19,864
Assets from discontinued operations	$89,758	$44,335

Accounts payable	$21,234	$14,328
Liabilities from discontinued operations	$21,234	$14,328

Net income (loss) from discontinued operations

The Company had net income (loss) from discontinued operations for the three months ended March 31, 2013 and 2012, which is presented in our statements of operations, as follows:

	2013	2012

Revenues from Chanticleer Investors II, LLC	$61,793	$-
Expenses	52,325	61,863
Net income (loss) from discontinued operations	$9,468	$(61,863)

Chanticleer Investors II - Chanticleer Advisors, LLC (“Advisors”) acts as the managing general partner and receives a management fee based on a percentage of profits. On March 22, 2013, Chanticleer Holdings, Inc. announced its intention to exit the fund management business, which was effectuated May 1, 2013. Advisors resigned as manager of Chanticleer Investors II (“Investors”). Matthew Miller and Joe Koster, two of the current fund managers, ceased to be employed by Advisors and will control a new entity, Boyles Asset Management, LLC (“Boyles”), which will continue management of Investors. Mr. Michael Pruitt resigned as one of the portfolio managers. From this arrangement, the Company will have an ongoing economic benefit from this aspect of the business, while eliminating the losses associated with the fund management business. Chanticleer Advisors has failed to produce profits and has resulted in operating losses since inception.

Chanticleer Investment Partners, LLC - Chanticleer Investment Partners, LLC (“CIPs”) was formed as a wholly owned North Carolina limited liability company on September 20, 2011. CIP was formed to manage separate and customized investment accounts for investors. The Company has registered CIP as a registered investment advisor so that it can market openly to the public. In March 2013 the Company decided to exit this business and on April 26, 2013 CIP’s status as a registered investment advisor was terminated.